PARENT ENTITY FINANCIAL INFORMATION (Details Narrative) - AUD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
IfrsStatementLineItems [Line Items]
Recognized impairment loss	$ 30,956,037	$ 0	$ 4,482,965
Parent [member]
IfrsStatementLineItems [Line Items]
Forgave loan balances	$ 26,072,596